Bond with warrants and derivative instruments (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Balance at beginning		₩ 5,175,000		₩ 7,585,000		₩ 4,965,000
Issuance		9,200,000		4,500,000
Early redemption		(8,100,000)		(2,750,000)		(600,000)
Redemption at maturity		(5,000)
Settled through debt-to-equity swap		(1,305,000)	[1]	(4,160,000)	[2]
Balance at end		4,965,000		5,175,000		4,365,000
12 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		800,000		800,000
Issuance
Early redemption
Redemption at maturity
Settled through debt-to-equity swap		(800,000)	[1]		[2]
Balance at end				800,000
13 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		495,000		3,855,000
Issuance
Early redemption
Redemption at maturity		(5,000)
Settled through debt-to-equity swap		(490,000)	[1]	(3,360,000)	[2]
Balance at end				495,000
15 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,380,000		2,180,000		1,365,000
Issuance
Early redemption
Redemption at maturity
Settled through debt-to-equity swap		(15,000)	[1]	(800,000)	[2]
Balance at end		1,365,000		1,380,000		1,365,000
18 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,500,000
Issuance				2,500,000
Early redemption		(2,500,000)
Redemption at maturity
Settled through debt-to-equity swap			[1]		[2]
Balance at end				2,500,000
19 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Issuance		2,000,000
Early redemption		(2,000,000)
Redemption at maturity
Settled through debt-to-equity swap	[1]
Balance at end
20 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning						600,000
Issuance		4,200,000
Early redemption		(3,600,000)				(600,000)
Redemption at maturity
Settled through debt-to-equity swap	[1]
Balance at end		600,000
21 st bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning						3,000,000
Issuance		3,000,000
Early redemption
Redemption at maturity
Settled through debt-to-equity swap	[1]
Balance at end		₩ 3,000,000				3,000,000
14 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning				750,000
Issuance
Early redemption				(750,000)
Settled through debt-to-equity swap	[2]
Balance at end
17 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Issuance				2,000,000
Early redemption				(2,000,000)
Settled through debt-to-equity swap	[2]
Balance at end
21 st detachable warrants bonds [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning						3,000,000
Issuance
Early redemption
Balance at end						₩ 3,000,000

[1]	During the period, the detachable warrants were exercised through debt-to-equity swap (non-cash settlement). The amounts presented under “Settled through debt-to-equity swap” relate solely to warrants exercised through the non-cash settlement method, whereby bond principal was settled through conversion. Accordingly, no cash inflows arose from the transactions reflected in this table during the period. As a result of the exercise of warrants through non-cash settlement during the period, 320,000 ordinary shares were issued in connection with the 12th series, and 196,000 ordinary shares were issued in connection with the 13th series, and 5,000 ordinary shares were issued in connection with the 15th series.
[2]	During the period, the detachable warrants were exercised through two methods: cash settlement and debt-to-equity swap (non-cash settlement). The amounts presented under “Settled through debt-to-equity swap” relate solely to warrants exercised through the non-cash settlement method, whereby bond principal was settled through conversion. Accordingly, no cash inflows arose from the transactions reflected in this table during the period. As a result of the exercise of warrants through non-cash settlement during the period, 1,344,000 ordinary shares were issued in connection with the 13th series, and 266,665 ordinary shares were issued in connection with the 15th series. In addition, as a result of the exercise of warrants through cash settlement during the period, 14,000 ordinary shares were issued in connection with the 13th series and 1,000,000 ordinary shares in connection with the 16th series, for which the related bonds had been fully settled prior to the warrant exercise. The Company recognized increases in share capital equal to the number of shares exercised multiplied by par value, and in share premium equal to the number of shares exercised multiplied by the excess of the exercise price over par value.